Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Property Plant and Equipment by Class of Assets
23.1. By class of assets

	Land, buildings and improvement		Equipment and other assets (*)	Assets under construction (**)	Exploration and development costs (oil and gas producing properties) (***)	Right-of-use assets	Total
Balance at January 1, 2018	6,665		75,002	42,521	52,462	—	176,650

Additions	4		1,751	8,707	6	—	10,468
Additions to / review of estimates of decommissioning costs	—		—	—	4,778	—	4,778
Capitalized borrowing costs	—		—	1,810	—	—	1,810
Write-offs	(61)		(16)	(327)	(27)	—	(431)
Transfers	(93)		13,720	(18,667)	4,086	—	(954)
Depreciation, amortization and depletion	(359)		(6,529)	—	(5,028)	—	(11,916)
Impairment recognition	—		(742)	(250)	(1,686)	—	(2,678)
Impairment reversal	—		309	23	226	—	558
Cumulative translation adjustment	(946)		(7,467)	(4,891)	(7,598)	—	(20,902)

Balance at December 31, 2018	5,210		76,028	28,926	47,219	—	157,383

Cost	7,829		128,711	28,926	77,141	—	242,607
Accumulated depreciation, amortization and depletion	(2,619)		(52,683)	—	(29,922)	—	(85,224)

Balance at December 31, 2018	5,210		76,028	28,926	47,219	—	157,383

Adoption of IFRS 16	—		—	—	—	26,575	26,575
Additions	—		2,784	5,269	145	2,332	10,530
Additions to / review of estimates of decommissioning costs (note 20)	—		—	—	5,497	—	5,497
Capitalized borrowing costs	—		—	1,336	—	—	1,336
Reimbursement under the Transfer of Rights Agreement	—		—	—	(8,319)	—	(8,319)
Write-offs	(3)		(92)	(293)	(407)	(21)	(816)
Transfers	478		6,055	(10,466)	4,879	126	1,072
Transfers to assets held for sale	(803)		(4,942)	(621)	(1,204)	(1,339)	(8,909)
Depreciation, amortization and depletion	(231)		(6,106)	—	(4,756)	(5,019)	(16,112)
Impairment recognition (note 25)	(2)		(1,298)	(1,453)	(743)	(161)	(3,657)
Impairment reversal (note 25)	—		236	80	459	—	775
Cumulative translation adjustment	(199)		(2,287)	(826)	(1,873)	(905)	(6,090)

Balance at December 31, 2019	4,450		70,378	21,952	40,897	21,588	159,265

Cost	6,856		119,993	21,952	70,647	26,440	245,888
Accumulated depreciation, amortization and depletion	(2,406)		(49,615)	—	(29,750)	(4,852)	(86,623)

Balance at December 31, 2019	4,450		70,378	21,952	40,897	21,588	159,265

Weighted average useful life in years	40 (25 to 50 (except land	) )	20 (3 to 31)		Units of production method	8 (2 to 47)

(*)
It is composed of platforms, refineries, thermoelectric power plants, natural gas processing plants, pipelines, rights of use and other operating, storage and production plants, also including exploration and production assets depreciated based on the units of production method.

(**)	See note 31 for assets under construction by operating segment.
(***)
It is composed of exploration and production assets related to wells, abandonment and dismantling of areas, signature bonuses associated to proved reserves and other costs directly associated with the exploration and production of oil and gas.

Summary of Company Recognized Right-of-Use Assets	The
rights-of-use
at December 31, 2019 comprise the following underlying assets:

	Platforms	Vessels	Properties	Others	Total
Balance at December 31, 2018
Adoption of IFRS 16	15,111	9,775	798	891	26,575
Additions	881	1,412	27	12	2,332
Write-offs	—	(11)	(4)	(6)	(21)
Transfers	—	—	—	126	126
Transfers to assets held for sale	(1,037)	—	—	(302)	(1,339)
Depreciation, amortization and depletion	(2,230)	(2,489)	(101)	(199)	(5,019)
Impairment recognition	—	—	—	(161)	(161)
Cumulative translation adjustment	(529)	(352)	(29)	5	(905)

Balance at December 31, 2019	12,196	8,335	691	366	21,588

Cost	14,378	10,698	778	586	26,440
Accumulated depreciation, amortization and depletion	(2,182)	(2,363)	(87)	(220)	(4,852)
Without contractual readjustment clauses	(624)	(1,942)	—	(49)	(2,615)
With contractual readjustment clauses - Brazil	(11)	(308)	(87)	(168)	(574)
With contractual readjustment clauses – abroad	(1,547)	(113)	—	(3)	(1,663)

Balance at December 31, 2019	12,196	8,335	691	366	21,588

Summary of Estimated Useful Life of Property Plant and Equipment
23.2. Estimated useful life

	Buildings and improvements, equipment and other assets
Estimated useful life	Cost	Accumulated depreciation	Balance at December 31, 2019
5 years or less	4,413	(3,248)	1,165
6 - 10 years	9,633	(6,468)	3,165
11 - 15 years	1,200	(562)	638
16 - 20 years	37,176	(17,162)	20,014
21 - 25 years	25,576	(5,272)	20,304
25 - 30 years	9,054	(2,753)	6,301
30 years or more	23,940	(8,827)	15,113
Units of production method	15,687	(7,729)	7,958

Total	126,679	(52,021)	74,658

Buildings and improvements	6,686	(2,406)	4,280
Equipment and other assets	119,993	(49,615)	70,378